EXPLORATION AND EVALUATION ASSETS (Details)		9 Months Ended		12 Months Ended
		Mar. 31, 2020 USD ($) a		Jun. 30, 2019 USD ($) a
Reconciliation [Abstract]
Carrying amount, beginning of period | $		$ 2,265,121	[1],[2]	$ 742,017
Additions | $	[3]	4,314,002		1,523,104
Carrying amount, end of period | $	[1],[2]	$ 6,579,123		$ 2,265,121
Piedmont Lithium Project [Member]
Piedmont Lithium Project [Abstract]
Surface area of property (in acres)		2,129		2,207
Piedmont Lithium Project [Member] | Land Purchase Option [Member]
Piedmont Lithium Project [Abstract]
Surface area of property (in acres)		1,551
Piedmont Lithium Project [Member] | Long-term Lease Option [Member]
Piedmont Lithium Project [Abstract]
Surface area of property (in acres)		138
Piedmont Lithium Project [Member] | Owned Property [Member]
Piedmont Lithium Project [Abstract]
Surface area of property (in acres)		370
Piedmont Lithium Project [Member] | Lease-to-own [Member]
Piedmont Lithium Project [Abstract]
Surface area of property (in acres)		70

[1]	As at March 31, 2020, the Piedmont Lithium Project comprised approximately 2,129 acres (June 30, 2019: approximately 2,207 acres) of surface property and associated mineral rights in North Carolina, United States, of which approximately 370 acres are owned, approximately 70 acres are subject to lease-to-own agreements, approximately 1,551 acres are subject to purchase option agreements, and approximately 138 acres are subject to long-term lease option agreements. For those properties under option, no liability has been recorded for the consideration payable to landowners if the Group chooses to exercise its option (refer to Note 10 for further details of contingent liabilities).
[2]	The ultimate recoupment of costs carried for exploration and evaluation phases is dependent on the successful development and commercial exploitation or sale of the respective areas.
[3]	Additions to 'exploration and evaluation assets' relate to land acquisition costs (relating to our owned properties) and option costs (relating to our optioned properties) which are capitalised as 'exploration and evaluation assets' as part of the Piedmont Lithium Project.